Cash and Balances Due from Banks	12 Months Ended
Dec. 31, 2013
Cash and Balances Due from Banks [Abstract]
Cash and Balances Due from Banks
(2)	Cash and Balances Due from Banks

Components of cash and balances due from banks are as follows as of December 31:

	2013	2012

Cash on Hand and Cash Items	$10,531,340	$9,063,437
Noninterest-Bearing Deposits with Other Banks	15,160,265	20,180,490

	$25,691,605	$29,243,927

The Company is required to maintain reserve balances in cash or on deposit with the Federal Reserve Bank based on a percentage of deposits.  Reserve balances totaled approximately $1,252,000 and $6,065,000 at December 31, 2013 and 2012, respectively.